As filed with the Securities and Exchange Commission on August 14, 2019

File No. 333-230321

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

CRM MUTUAL FUND TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th floor

New York, NY10022

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-326-5334

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Lea Anne Copenhefer, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of CRM All Cap Value Fund, a series of the Registrant.

This filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Proxy Statement/Prospectus and Part B - Statement of Additional Information, in the form filed with the Securities and Exchange Commission on April 15, 2019, are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit (12) to the Registration Statement, the Opinion of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.

PART C

OTHER INFORMATION

CRM MUTUAL FUND TRUST

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of CRM Mutual Fund Trust (the “Registrant”) on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-123998 and 811-21749), as filed with the Securities and Exchange Commission on October 26, 2018 (Accession No. 0001193125-18-309132), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Certificate of Trust of CRM Mutual Fund Trust (the “Trust”) ”) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the Commission on April 11, 2005 (SEC File Nos. 333-123998 and 811-21749) (“Registration Statement”).
(1)(b)	Amended and Restated Agreement and Declaration of Trust of the Trust is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, as filed with the Commission on July 15, 2016 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 27”).
(2)	By-Laws of the Trust are incorporated herein by reference to the Registrant’s Registration Statement.
(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registrant’s Proxy Statement/Registration Statement on Form N-14, as Exhibit A (SEC File No. 333-230321), as filed pursuant to Rule 497 on April 15, 2019, and is incorporated herein by reference.

(5)	Reference is made to Exhibits (1) and (2) hereof

(6)(a)	Investment Advisory Agreement with Cramer Rosenthal McGlynn, LLC, as investment adviser is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2005 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 2”).
(6)(b)	Amended and Restated Schedule A and Schedule B to the Investment Advisory Agreement dated as of June 7, 2017 is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A, as filed with the Commission on October 27, 2017 (SEC File Nos. 333-123998 and 811-21749).
(6)(c)	Amended and Restated Schedule B to the Investment Advisory Agreement is incorporated herein by reference to the Registrant’s Proxy Statement/Registration Statement on Form N-14, as filed with the Commission on March 15, 2019 (SEC File No. 333-230321) (“Form N-14 Proxy Statement/Registration Statement”).
(6)(d)	Expense Limitation Agreement is incorporated herein by reference to the Form N-14 Proxy Statement/Registration Statement.
(7)(a)	Distribution Agreement between the Trust and ALPS Distributors, Inc. as distributor is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, as filed with the Commission on October 26, 2018

(SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 33”).
(8)	Not applicable

(9)(a)	Custodian Services Agreement between the Trust and the Bank of New York Mellon (formerly PFPC Trust Company), as custodian is incorporated herein by reference to Post-Effective Amendment No. 2.
(9)(b)	Amendment to Custodian Services Agreement between the Trust and the Bank of New York Mellon (formerly PFPC Trust Company) as custodian is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2011 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 15”).
(9)(c)	Amendment to Custodian Services Agreement between the Trust and the Bank of New York Mellon as custodian is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A, as filed with the Commission on October 26, 2012 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 17”).
(9)(d)	Form of Amendment to Custodian Services Agreement between the Trust and the Bank of New York Mellon as custodian is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2014 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 22”).
(9)(e)	Amendment to Custodian Services Agreement between the Trust and the Bank of New York Mellon, as custodian, is incorporated herein by reference to Post-Effective Amendment No. 33.
10(a)	Amended and Restated Multiple Class Plan of the Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A, as filed with the Commission on December 22, 2008 (SEC File Nos. 333-123998 and 811-21749).
10(b)	Amended and Restated Appendix A to Multiple Class Plan of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 27.
(11)	Opinion of Counsel (legality of securities being offered) is incorporated herein by reference to the Form N-14 Proxy Statement/Registration Statement.

(12)	Final opinion as to tax matters and consent is filed herewith.

(13)(a)	Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 2.
(13)(b)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as transfer agent is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, as filed with the Commission on October 24, 2006 (SEC File Nos. 333-123998 and 811-21749) (Post-Effective Amendment No. 5”).
(13)(c)	Amended and Restated Exhibit A to the Transfer Agency Services Agreement between the Trust, on behalf of CRM All Cap Value Fund and CRM 130/30 Value Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as transfer agent is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, as filed with the Commission on December 21, 2007 (SEC File Nos. 333-123998 and 811-21749).
(13)(d)	Amendment to Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 15.

(13)(e)	Amendment to Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 17.
(13)(f)	Form of Amendment to Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc., as transfer agent is incorporated herein by reference to Post-Effective Amendment No. 22.
(13)(g)	Form of Amendment to Transfer Agency Services Agreement between the Trust and BNY Mellon Investment Servicing (US) Inc., as transfer agent, is incorporated herein by reference to Post-Effective Amendment No. 33.
(13)(h)	Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as administrator is incorporated herein by reference to Post-Effective Amendment No. 2.
(13)(i)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM Mid/Large Cap Value Fund and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.)., as administrator is incorporated herein by reference to Post-Effective Amendment No. 5.
(13)(j)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement between the Trust, on behalf of CRM All Cap Value Fund, and BNY Mellon Investment Servicing (US), Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), as administrator is incorporated herein by reference to Post-Effective Amendment No. 5.
(13)(k)	Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator is incorporated herein by reference to Post-Effective Amendment No. 15.
(13)(l)	Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator is incorporated herein by reference to Post-Effective Amendment No. 17.
(13)(m)	Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator, is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A, as filed with the Commission on October 28, 2013 (SEC File Nos. 333-123998 and 811-21749) (“Post-Effective Amendment No. 19”).
(13)(n)	Form of Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator, is incorporated herein by reference to Post-Effective Amendment No. 22.
(13)(o)	Amendment to Administration and Accounting Services Agreement between the Trust and BNY Mellon Investment Servicing (US), Inc., as administrator, is incorporated herein by reference to Post-Effective Amendment No. 33.
(13)(p)	Amended and Restated Shareholder Service Plan for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 15.
(13)(q)	Amended and Restated Shareholder Servicing Agreement for Investor Shares of the Funds is incorporated herein by reference to Post-Effective Amendment No. 15.
(14)	Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to the Form N-14 Proxy Statement/Registration Statement.
(15)	Not applicable
(16)	Powers of Attorney are incorporated herein by reference to the Form N-14 Proxy Statement/Registration Statement.
17(a)	Code of Ethics for the Trust is Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A, as filed with the Commission on June 29, 2005 (SEC File Nos. 333-123998 and 811-21749).
17(b)	Code of Ethics for the Trust, as revised June 2010 is incorporated herein by reference to Post-Effective Amendment No. 22.

17(c)	Code of Ethics for the Investment Adviser, as revised November 2011 is incorporated herein by reference to Post-Effective Amendment No. 17.
17(d)	Code of Ethics for the Investment Adviser, as revised June 2013, is incorporated herein by reference to Post-Effective Amendment No. 19.
17(e)	Code of Ethics for the Investment Adviser, as revised August 2014, is incorporated herein by reference to Post-Effective Amendment No. 22.
17(f)	Form of Proxy Card
17(g)	Prospectus and Statement of Additional Information of CRM All Cap Value Fund and CRM Large Cap Opportunity Fund, dated October 26, 2018, as supplemented, is incorporated herein by reference to the Form N-14 Proxy Statement/Registration Statement.
17(h)	Annual Report of CRM All Cap Value Fund and CRM Large Cap Opportunity Fund for the fiscal year ended June 30, 2018 is incorporated herein by reference to the Form N-14 Proxy Statement/Registration Statement.
17(i)	Semi-Annual Report of CRM All Cap Value Fund and CRM Large Cap Opportunity Fund for the fiscal period ended December 31, 2018 is incorporated herein by reference to the Form N-14 Proxy Statement/Registration Statement.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 14th day of August, 2019.

CRM MUTUAL FUND TRUST

By:	/s/ Ronald H. McGlynn
Name: Ronald H. McGlynn
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ronald H. McGlynn Ronald H. McGlynn	President and Trustee	August 14, 2019

* /s/ F. Gregory Ahern F. Gregory Ahern	Trustee	August 14, 2019

* /s/ Rodney P. Wood Rodney P. Wood	Trustee	August 14, 2019

/s/ Michelle Kaufmann Michelle Kaufmann	Treasurer and Principal Financial Officer	August 14, 2019

* By:	/s/ Ronald H. McGlynn
Ronald H. McGlynn, Attorney-in-Fact

EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.	Description

(12)	Final opinion as to tax matters and consent